Schedule IV - Reinsurance (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 199,289	$ 185,875	$ 163,745
Premiums and contract charges, Ceded to other companies	[1]	19,333	19,435	19,807
Premiums and contract charges, Assumed from other companies		685	672	652
Premiums and contract charges, Net amount		$ 180,641	$ 167,112	$ 144,590
Premiums and contract charges, Percentage of amount assumed to net		0.40%	0.40%	0.50%
Life insurance in force, Gross amount		$ 42,502,450	$ 41,866,862	$ 41,053,412
Life insurance in force, Ceded to other companies	[1]	8,914,558	9,142,525	9,300,738
Life insurance in force, Assumed from other companies		455,594	467,937	480,632
Life insurance in force, Net amount		$ 34,043,486	$ 33,192,274	$ 32,233,306
Life insurance in force, Percentage of amount assumed to net		1.30%	1.40%	1.50%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 154,016	$ 149,811	$ 146,274
Premiums and contract charges, Ceded to other companies	[1]	18,322	18,316	18,584
Premiums and contract charges, Assumed from other companies		685	672	652
Premiums and contract charges, Net amount		$ 136,379	$ 132,167	$ 128,342
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.50%	0.50%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 45,273	$ 36,064	$ 17,471
Premiums and contract charges, Ceded to other companies	[1]	1,011	1,119	1,223
Premiums and contract charges, Net amount		$ 44,262	$ 34,945	$ 16,248

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2018, 2017 or 2016.